Equity - Assumed Unit Purchase Options (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 23, 2021	Dec. 31, 2021
Equity
Number of units outstanding	600,000	600,000
Shares of common stock issued through conversion	499,630
Price per unit		$ 10.00
Aggregate exercise price		$ 6.0
Number of shares per right		1